COMMON STOCK OPTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Note 7 - COMMON STOCK OPTIONS

On February 11, 2011, the Company adopted its 2011 Equity Incentive Plan (“the Plan”) under which 6,475,750 shares of common stock were reserved for issuance under options or other equity interests as set forth in the Plan. Under the Plan, options are available for issuance to employees, officers, directors, consultants and advisors. The Plan provides that the Board of Directors will determine the exercise price and vesting terms of each option on the date of grant. Options granted under the Plan generally expire ten years from the date of grant.

In connection with the Merger, the Company exchanged issued and outstanding stock options in FPI for stock options in FPM with substantially the same terms.  Pursuant to the Merger, the shares of FPI were modified for the exchange ratio of 3 for 2 whereby the exchange ratio was applied to the original exercise price of the option and the common shares underlying the option.  In connection with this modification to the terms of the stock options, the Company recorded a one-time charge of $1,351,452 to stock option expense.

In May 2011, prior to the Merger, the Company granted Johan (Thijs) Spoor, the Company’s CEO, options to purchase 400,000, shares of common stock in the Company at $0.75 per share (aggregate fair value of $200,763). Mr. Spoor’s options will vest annually over four (4) years.  These options were adjusted for the exchange ratio and post merger the options are exercisable into 600,000 shares of common stock at $0.50 (aggregate fair value of $671,520) per share with one-quarter vesting annually.

Additionally, in May 2011, the Company issued 450,000 shares of common stock to a director of the Company as a cashless exercise of 900,000 Stock Options.  Immediately following the Merger, FPM granted 161,250 shares of restricted stock under the Plan, to another director of the Company, in the cashless exercise of 215,000 (pre-merger FluoroPharma, Inc. options) options issued to a director of the Company.

Additionally, in September 2012, as per his employment agreement, the Company granted to Mr. Spoor options to purchase 600,000 shares of common stock at $0.84 per share (aggregate fair value of $324,535). The options will vest annually over three years.

The following is a summary of all common stock option activity during the period ended September 30, 2012:

	Shares Under Options Outstanding	Weighted Average Exercise Price

Outstanding at December 31, 2010	4,616,000	$0.47
Options granted	666,584	$0.57
Options forfeited	-
Options exercised	(1,115,000)	$0. 55
Outstanding at December 31, 2011	4,167,584	$0.62
Options granted	976,464	$0.84
Options forfeited	(790,620)	$0.27
Options exercised	-	-
Outstanding at September 30, 2012	4,353,428	$0.66

	Options Exercisable	Weighted Average Exercise Price per Share
Exercisable at December 31, 2011	2,876,714	$0.58
Exercisable at September 30, 2012	2,575,678	$0.66

The weighted average fair value of options granted during the nine months ended September 30, 2012 was $0.53.

The following represents additional information related to common stock options outstanding and exercisable at September 30, 2012:

	Outstanding			Exercisable
		Weighted
		Average	Weighted		Weighted
		Remaining	Average		Average
Exercise Price	Number of	Contract Life	Exercise	Number of	Exercise
Price	Shares	in Years	Price	Shares	Price

$0.13	15,000	2.67	$0.13	15,000	$0.13
$0.17	675,000	6.86	$0.17	675,000	$0.17
$0.50	1,402,500	7.82	$0.50	472,500	$0.50
$0.67	318,000	0.25	$0.67	318,000	$0.67
$0.83	376,464	9.66	$0.83	156,464	$0.83
$0.84	600,000	9.99	$0.84	-	$0.84
$0.95	573,000	4.32	$0.95	573,000	$0.95
$1.05	27,750	9.19	$1.05	-	$1.05
$1.17	165,000	5.31	$1.17	165,000	$1.17
$1.33	165,000	6.16	$1.33	165,000	$1.33
$1.40	35,714	8.69	$1.40	35,714	$1.40
	4,353,428	6.96	$0.66	2,575,678	$0.66

As of September 30, 2012, the weighted average remaining contractual term for fully vested share options (exercisable, above) and options expected to vest (outstanding, above) is 5.22 and 6.96 years, respectively.  The aggregate intrinsic value of all of the Company’s options is approximately $1,568,000 and $970,000 for outstanding and exercisable options, respectively.

As of September 30, 2012, there was approximately $1,285,000 of unrecognized compensation cost related to non-vested options, which will be amortized over the remaining life of approximately 2.74 years as of September 30, 2012.

On February 11, 2011, the Company adopted its 2011 Equity Incentive Plan (“the Plan”) under which 6,475,750 shares of common stock were reserved for issuance under options or other equity interests as set forth in the Plan. Under the Plan, options are available for issuance to employees, officers, directors, consultants and advisors. The Plan provides that the Board of Directors will determine the exercise price and vesting terms of each option on the date of grant. Options granted under the Plan generally expire ten years from the date of grant.

In connection with the Merger, the Company exchanged issued and outstanding stock options in FPI for stock options in FPM with substantially the same terms.  Pursuant to the Merger, the shares of FPI were modified for the exchange ratio of 3 for 2 whereby the exchange ratio was applied to the original exercise price of the option and the common shares underlying the option.  In connection with this modification to the terms of the stock options, the Company recorded a one-time charge of $1,351,452 to stock option expense.

In May 2011, prior to the Merger, the Company granted Johan (Thijs) Spoor, the Company’s CEO, options to purchase 400,000, shares of common stock in the Company at $0.75 per share (aggregate fair value of $200,763). Mr. Spoor’s options will vest annually over four (4) years.  These options were adjusted for the exchange ratio and post merger the options are exercisable into 600,000 shares of common stock at $0.50 (aggregate fair value of $671,520) per share with one-quarter vesting annually.

Additionally, in May 2011, the Company issued 450,000 shares of common stock as a cashless exercise of 900,000 Stock Options.  Immediately following the Merger, FPM issued 161,250 shares of common stock in the cashless exercise of 215,000 (pre-merger FluoroPharma, Inc. options) options issued to a director of the Company.

The following is a summary of all common stock option activity during the two years ended December 31, 2011:

	Shares Under Options Outstanding	Weighted Average Exercise Price
Outstanding at December 31, 2009	2,983,000	$ 0.61
Options granted	460,000	0.75
Options forfeited	-	-
Options exercised	-	-
Outstanding at December 31, 2010	4,616,000	$ 0.47
Options granted	666,584	$ 0.57
Options forfeited	-
Options exercised	(1,115,000)	$ 0.55
Outstanding at December 31, 2011	4,167,584	$ 0.62

	Options Exercisable	Weighted Average Exercise Price per Share
Exercisable at December 31, 2010	3,101,000	0.57
Exercisable at December 31, 2011	2,876,714	0.58

The weighted average fair value of options granted during the year ended December 31, 2011 was $1.12.

The following represents additional information related to common stock options outstanding and exercisable at December 31, 2011:

	Outstanding			Exercisable
Exercise Price	Number of Shares	Weighted Average Remaining Contract Life in Years	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
$0.13	315,000	0.05	$0.13	315,000	$0.13
$0.17	885,000	6.60	$0.17	705,000	$0.17
$0.50	1,680,000	2.80	$0.50	600,000	$0.50
$0.67	318,000	1.00	$0.67	318,000	$0.67
$0.95	573,000	4.87	$0.95	573,000	$0.95
$1.05	30,870	0.59	$1.05	-	$1.05
$1.17	165,000	6.55	$1.17	165,000	$1.17
$1.33	165,000	6.84	$1.33	165,000	$1.33
$1.40	35,714	0.59	$1.40	35,714	$1.40
	4,167,584	5.70	$0.62	2,876,714	$0.58

The weighted average remaining contractual term for fully vested share options (exercisable, above) and options expected to vest (outstanding, above) is 4.41 and 5.70 years, respectively.  The aggregate intrinsic value of all of the Company’s options is approximately $700,000.

During the year ended December 31, 2011, 737,500 shares were exercised pursuant to the Merger in exchange for shares of common stock of FPM.

A summary of the status of the Company’s non-vested stock options as of December 31, 2011 and changes is presented below:

Non-vested Stock Options	Shares	Weighted Average Grant Date Fair Value

Non-vested at December 31, 2009	1,575,000	$0.76
Options granted	690,000	0.50
Options vested	(525,000)	0.17
Options forfeited	-	-
Non-vested at December 31, 2010	1,740,000	$1.15
Options granted	666,584	0.75
Options vested	(1,115,714)	0.47
Options forfeited	-	-
Non-vested at December 31, 2011	1,290,870	$0.47

As of December 31, 2011, there was approximately $1,179,244 of unrecognized compensation cost related to non-vested options. Weighted average period of non-vested stock options was 8.46 years as of December 31, 2011.

The Company used the Black-Scholes option price calculation to value the options granted in 2011 in connection with the merger transaction, using the following assumptions: risk-free rate of 3.90%; volatility range of 72% to 117%; average term of five (5) years and exercise price of options granted. See Note 2, Summary of Significant Accounting Policies, “Accounting for Share Based Payments.”